PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 78.2% of Net Assets
Non-Convertible Bonds – 73.2%
	ABS Car Loan – 2.7%
$605,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	$603,256
170,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	174,729
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	127,426
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	219,857
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	139,156
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	494,099
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	218,172
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A(a)	705,195
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	323,347
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	686,608
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	145,118
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	544,664
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	901,706
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	334,887
305,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	306,573
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	810,369
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	436,426
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,979,287
725,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	722,795
1,115,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	1,115,588
355,000	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	355,079
825,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	826,252
1,005,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.350%, 7/15/2027	1,005,992
1,610,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class D, 1.230%, 4/15/2026, 144A	1,611,989

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$715,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	$714,939

		15,503,509

	ABS Credit Card – 0.2%
480,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	483,060
700,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	702,114

		1,185,174

	ABS Home Equity – 4.1%
1,405,000	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)(c)	1,405,000
754,815	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(c)	758,179
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	213,422
760,734	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	763,060
1,631,902	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(c)	1,640,203
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2028, 144A	674,988
555,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2028, 144A	554,988
161,364	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	166,226
225,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(d)	225,498
125,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(d)	125,369
63,728	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(c)	63,839
75,389	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	76,016
741,887	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(c)	743,353
175,450	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	178,757
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)(c)	1,299,656
761,862	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(c)	770,958
405,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	407,255
280,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	285,393
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	711,668
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	242,057

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	$201,252
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	124,765
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	99,813
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	292,694
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	99,222
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	379,984
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	199,970
1,249,222	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(c)	1,251,478
536,755	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(c)	543,313
965,207	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(c)	975,561
243,968	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(c)	246,404
1,060,000	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(c)	1,058,636
1,030,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(c)	1,030,541
295,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(c)	307,775
1,025,315	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(c)	1,060,323
498,171	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(c)	499,478
342,864	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(c)	342,885
937,561	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(c)	936,488
798,827	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(c)	799,612
587,015	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(c)	587,326
1,283,019	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(c)	1,283,263

		23,626,668

	ABS Other – 2.8%
144,840	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	146,044
875,394	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	883,279
1,343,965	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	1,332,217

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$135,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	$135,048
1,262,800	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(e)(f)(g)	1,136,520
573,618	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(e)(f)(g)	430,213
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(b)(e)(f)(g)(h)	92,750
354,234	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(g)(i)	355,234
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	299,146
1,965,000	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(a)	1,969,368
206,214	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	198,089
250,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A(a)	263,346
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	346,927
1,610,197	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	1,592,464
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	99,622
286,943	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	293,670
198,874	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	203,154
185,067	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	185,700
1,415,000	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(a)	1,416,915
681,333	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	673,917
735,458	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	723,987
1,424,081	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A(a)	1,415,000
749,188	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	734,302
1,222,210	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,231,456

		16,158,368

	ABS Student Loan – 0.7%
320,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	326,648
415,138	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	425,148
327,080	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A(a)	327,774

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$186,187	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A(a)	$187,425
448,523	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	447,703
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	100,613
451,904	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A(a)	461,896
100,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	102,789
1,005,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.831%, 1/15/2053, 144A(a)(d)	1,012,333
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A(a)	487,739

		3,880,068

	ABS Whole Business – 0.5%
58,050	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	62,638
136,500	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	148,470
1,575,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	1,629,637
265,375	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	282,213
685,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	690,952

		2,813,910

	Aerospace & Defense – 2.9%
20,000	Boeing Co. (The), 3.625%, 3/01/2048	19,983
930,000	Boeing Co. (The), 3.750%, 2/01/2050	959,341
2,590,000	Boeing Co. (The), 3.825%, 3/01/2059	2,642,809
520,000	Boeing Co. (The), 3.850%, 11/01/2048	533,619
3,705,000	Boeing Co. (The), 3.900%, 5/01/2049	3,901,539
825,000	Boeing Co. (The), 3.950%, 8/01/2059	863,143
2,215,000	Boeing Co. (The), 5.805%, 5/01/2050	2,982,788
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,348,035
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	959,628
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	932,449
545,000	TransDigm, Inc., 5.500%, 11/15/2027	568,162

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$785,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	$848,192

		16,559,688

	Airlines – 2.1%
25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	23,031
421,301	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	404,685
1,416,469	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,395,131
905,686	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	878,248
3,140,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	3,457,140
664,824	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	704,161
491,417	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	513,474
1,231,824	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026(a)	1,241,043
417,035	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	431,469
1,131,530	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,192,915
738,744	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	734,777
599,540	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	666,898
265,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	274,323
395,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	408,825

		12,326,120

	Automotive – 1.6%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,319,238
2,350,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	2,538,000
1,735,000	General Motors Co., 5.200%, 4/01/2045	2,144,407
185,000	General Motors Co., 6.250%, 10/02/2043	255,391
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,457,846
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	65,303
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	112,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$290,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$332,592

		9,224,777

	Banking – 3.5%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,646,857
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(j)	1,641,585
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(j)	1,519,200
4,570,000	Bank of America Corp., 6.110%, 1/29/2037(a)	6,244,506
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(j)	1,067,500
2,360,000	BNP Paribas S.A., (fixed rate to 6/30/2026, variable rate thereafter), 1.675%, 6/30/2027, 144A(a)	2,357,814
685,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	722,079
495,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	537,447
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	253,429
920,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	935,500
290,000	Intesa Sanpaolo SpA, 4.198%, 6/01/2032, 144A	297,798
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	1,014,936
1,645,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027(a)	1,644,794

		19,883,445

	Brokerage – 0.7%
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	4,082,870

	Building Materials – 1.8%
5,995,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	6,093,917
780,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(j)	805,116
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	374,119
213,000	Masco Corp., 6.500%, 8/15/2032	283,334
380,000	Masco Corp., 7.750%, 8/01/2029	521,211
260,000	Owens Corning, 4.400%, 1/30/2048	307,001

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$1,188,000	Owens Corning, 7.000%, 12/01/2036	$1,724,100

		10,108,798

	Cable Satellite – 3.0%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,725,441
1,745,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	1,725,921
3,055,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	2,998,472
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	1,608,766
1,895,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	2,036,150
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,375,098
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	1,007,179
270,000	DISH DBS Corp., 7.750%, 7/01/2026	305,775
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	416,830
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	2,043,346
810,000	Ziggo BV, 5.500%, 1/15/2027, 144A	841,582

		17,084,560

	Chemicals – 0.6%
660,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	667,927
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	208,384
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	771,982
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	202,646
1,340,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	1,348,375

		3,199,314

	Construction Machinery – 0.3%
965,000	Toro Co. (The), 6.625%, 5/01/2037(g)(i)	1,311,322
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	418,898

		1,730,220

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 2.0%
$5,100,000	Expedia Group, Inc., 2.950%, 3/15/2031	$5,167,901
1,225,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	1,217,038
1,110,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	1,094,460
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,528,218
2,440,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	2,681,511

		11,689,128

	Consumer Products – 0.3%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	1,141,228
730,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	748,250

		1,889,478

	Diversified Manufacturing – 0.0%
165,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.449%(d)(j)	161,700

	Electric – 1.0%
1,306,406	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,480,762
255,000	Edison International, 4.950%, 4/15/2025	282,319
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	145,886
1,589,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	1,979,558
1,830,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	1,799,483

		5,688,008

	Finance Companies – 6.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	160,242
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.934%, 1/15/2067, 144A(d)(g)(i)	192,804
330,000	Air Lease Corp., 3.125%, 12/01/2030	335,249
612,000	Air Lease Corp., 4.625%, 10/01/2028	689,484
375,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	380,372
1,305,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	1,352,306
460,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(j)	464,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$2,815,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	$3,049,091
590,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	590,159
840,000	FS KKR Capital Corp., 3.400%, 1/15/2026	868,576
5,590,000	GE Capital Funding LLC, 4.550%, 5/15/2032	6,672,883
1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,677,874
3,525,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,407,935
1,800,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,942,668
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	970,596
6,085,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	6,573,913
1,720,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,806,000
1,160,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,145,500
3,245,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	3,269,305

		35,549,557

	Financial Other – 0.7%
3,300,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	3,283,500
840,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	846,829

		4,130,329

	Food & Beverage – 0.6%
545,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	557,671
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,986,298

		3,543,969

	Gaming – 0.6%
1,515,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	1,508,122
410,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	409,487
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,594,612
30,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	33,840

		3,546,061

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 0.7%
51,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	$705,590
1,265,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	1,228,998
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,234,358

		4,168,946

	Health Insurance – 0.5%
2,490,000	Centene Corp., 2.500%, 3/01/2031	2,455,763
550,000	Centene Corp., 3.000%, 10/15/2030	565,004

		3,020,767

	Healthcare – 0.8%
375,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	363,142
230,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	233,163
245,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	254,881
1,810,000	HCA, Inc., 5.250%, 6/15/2049	2,307,192
1,520,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,619,773

		4,778,151

	Home Construction – 0.7%
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,988,695

	Independent Energy – 2.1%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,494,533
1,660,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,823,318
350,000	Continental Resources, Inc., 3.800%, 6/01/2024	370,125
1,070,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,281,325
515,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	533,723
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	760,143
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	993,516
100,000	EQT Corp., 3.125%, 5/15/2026, 144A	102,471
220,000	EQT Corp., 3.625%, 5/15/2031, 144A	229,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,065,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	$1,066,704
770,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	777,805
1,050,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,404,259
145,000	Ovintiv, Inc., 6.500%, 8/15/2034	191,417
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	86,538
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	413,627
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	52,635
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	53,108
175,000	Ovintiv, Inc., 8.125%, 9/15/2030	238,489

		11,873,086

	Leisure – 0.7%
1,345,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,408,888
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	806,575
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	293,426
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	139,825
1,435,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,502,875

		4,151,589

	Life Insurance – 1.9%
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	621,951
2,870,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	3,492,036
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,442,374
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,927,897
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A(a)	1,559,294

		11,043,552

	Lodging – 0.8%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	844,312
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	199,476

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	$700,412
870,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	883,477
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	537,288
870,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	896,709
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	120,843
125,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	141,625

		4,324,142

	Media Entertainment – 1.3%
615,000	AMC Networks, Inc., 4.250%, 2/15/2029	620,381
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	878,034
1,765,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,890,756
185,000	Netflix, Inc., 4.875%, 4/15/2028	215,063
1,300,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,546,090
160,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	194,335
750,000	Netflix, Inc., 5.875%, 11/15/2028	920,572
875,000	Netflix, Inc., 6.375%, 5/15/2029	1,117,594

		7,382,825

	Metals & Mining – 3.1%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,952,534
1,025,000	ArcelorMittal S.A., 7.000%, 3/01/2041	1,423,666
915,000	ArcelorMittal S.A., 7.250%, 10/15/2039	1,292,552
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,920,396
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	207,500
1,140,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	1,219,606
2,630,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	3,176,527
5,005,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	5,089,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	$212,850

		17,495,390

	Midstream – 1.4%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	672,750
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,850,280
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,820,070
660,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	691,244
1,750,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	1,737,070
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	357,749
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	135,898
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	150,877
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	406,317

		7,822,255

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
130,303	Barclays Commercial Mortgage Securities Trust, Series 2013-TYSN, Class A2, 3.756%, 9/05/2032, 144A	130,452
110,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	109,741
240,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	241,898
325,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(c)	326,204
50,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.673%, 1/15/2034, 144A(d)	49,303
260,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(d)	261,119
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(c)	307,824
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(c)	315,851
372,557	GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.585%, 3/10/2044, 144A(c)	372,238
255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	249,934
200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.777%, 10/15/2045, 144A(c)	188,988
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.566%, 12/15/2047, 144A(a)(c)	1,050,927
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.566%, 12/15/2047, 144A(c)	98,415

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$535,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296%, 8/15/2046(a)(c)	$559,970
105,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	104,410
610,000	RBS Commercial Funding, Inc., Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)(c)	646,564
175,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.972%, 5/10/2063, 144A(c)	164,520
184,326	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	184,403
285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(c)	286,138
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(c)	272,662
495,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.090%, 6/15/2045(c)	501,178
380,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.646%, 8/15/2046(c)	379,460
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	409,320

		7,211,519

	Packaging – 0.1%
525,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	570,938

	Paper – 0.3%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	499,387
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,464,245

		1,963,632

	Pharmaceuticals – 0.3%
235,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	243,648
1,210,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	1,279,610

		1,523,258

	Property & Casualty Insurance – 0.1%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.444%, 1/15/2033, 144A(b)(d)(g)(h)(i)	478,813

	REITs - Apartments – 0.0%
230,000	American Homes 4 Rent, 2.375%, 7/15/2031	226,580

	Restaurants – 0.4%
2,280,000	Yum! Brands, Inc., 4.625%, 1/31/2032	2,394,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – 0.6%
$585,000		Carvana Co., 5.500%, 4/15/2027, 144A	$604,147
335,000		Carvana Co., 5.625%, 10/01/2025, 144A	348,286
685,000		Carvana Co., 5.875%, 10/01/2028, 144A	720,565
1,025,000		Dillard’s, Inc., 7.750%, 7/15/2026	1,234,643
290,000		Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	286,654

			3,194,295

		Sovereigns – 0.4%
2,420,000		Mexico Government International Bond, 4.280%, 8/14/2041	2,540,129

		Supranational – 0.1%
59,420,000		International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	809,800

		Technology – 1.8%
4,455,000		Broadcom, Inc., 2.600%, 2/15/2033, 144A	4,356,405
2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,814,326
1,590,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,641,198
615,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	624,276
735,000		Square, Inc., 3.500%, 6/01/2031, 144A	741,431

			10,177,636

		Transportation Services – 0.1%
295,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	324,500
200,000		GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	194,344

			518,844

		Treasuries – 11.7%
150,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	827,807
1,455,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,151,620
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,076,691
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,074,680
7,210,000		U.S. Treasury Bond, 1.250%, 5/15/2050(a)	5,887,134

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$5,710,000	U.S. Treasury Bond, 1.625%, 11/15/2050(a)	$5,128,294
3,185,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(k)	3,182,263
25,575,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	25,527,047
13,390,000	U.S. Treasury Note, 0.125%, 5/31/2023(a)	13,361,232

		67,216,768

	Wireless – 2.5%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(a)	3,627,991
730,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	724,178
1,855,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	1,788,343
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	3,379,779
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,675,971
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	3,314,336

		14,510,598

	Wirelines – 0.6%
3,560,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	3,576,627

	Total Non-Convertible Bonds (Identified Cost $411,982,387)	420,528,554

Convertible Bonds – 4.3%
	Airlines – 0.3%
440,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	438,460
835,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,264,503

		1,702,963

	Cable Satellite – 1.5%
4,415,000	DISH Network Corp., 2.375%, 3/15/2024	4,279,791
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	4,127,922

		8,407,713

	Consumer Cyclical Services – 0.4%
535,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(l)	577,800
680,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	657,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Cyclical Services – continued
$860,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(l)	$872,040

		2,107,315

	Healthcare – 0.3%
1,690,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,891,786

	Media Entertainment – 0.2%
970,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	925,137

	Pharmaceuticals – 0.9%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	849,766
3,395,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,401,543
580,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	568,226
305,000	Livongo Health, Inc., 0.875%, 6/01/2025	484,514

		5,304,049

	Technology – 0.7%
2,850,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	3,876,000
245,000	Splunk, Inc., 1.125%, 6/15/2027	238,722

		4,114,722

	Total Convertible Bonds (Identified Cost $24,137,921)	24,453,685

Municipals – 0.7%
	Virginia – 0.7%
3,985,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $3,968,107)	4,186,165

	Total Bonds and Notes (Identified Cost $440,088,415)	449,168,404

Senior Loans – 0.6%
	Airlines – 0.1%
686,687	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(d)	695,079

	Independent Energy – 0.3%
1,282,000	Ascent Resources - Utica, 2020 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(d)	1,413,943

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Lodging – 0.1%
$766,549	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(n)	$766,786

	Pharmaceuticals – 0.1%
623,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 5/05/2028(n)	624,751

	Total Senior Loans (Identified Cost $3,348,524)	3,500,559

Collateralized Loan Obligations – 4.1%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A (d)	550,736
1,090,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A (d)	1,089,936
1,005,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.338%, 4/20/2034, 144A (d)	1,009,522
1,940,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.088%, 4/20/2034, 144A (d)	1,939,869
2,100,000	Ares XLII CLO Ltd., Series 2017-42A, Class BR, 3-month LIBOR + 1.500%, 1.684%, 1/22/2028, 144A (a)(d)	2,095,698
255,000	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A (d)	255,013
450,000	B&M CLO Ltd., Series 2014-1A, Class CR, 3-month LIBOR + 2.600%, 2.784%, 4/16/2026, 144A (a)(d)	450,000
1,320,000	Barings CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.900%, 2.900%, 4/25/2034, 144A (d)	1,309,871
1,265,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 2.861%, 4/20/2034, 144A (d)	1,264,945
370,000	Carlye U.S. CLO Ltd., Series 2018-4A, Class C, 3-month LIBOR + 2.900%, 3.088%, 1/20/2031, 144A (d)	367,981
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.890%, 3.074%, 7/16/2031, 144A (d)	304,997
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 2.840%, 4/18/2031, 144A (d)	495,685
1,320,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 3.188%, 4/20/2034, 144A (d)	1,322,312
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A (d)	339,688
285,000	Grippen Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 3.300%, 3.488%, 1/20/2030, 144A (d)	285,087
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.215%, 4/15/2034, 144A (d)	364,980
2,275,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class CR, 3-month LIBOR + 3.350%, 3.443%, 4/25/2029, 144A (d)	2,275,921
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A (d)	500,025
355,000	Marble Point CLO XV Ltd., Series 2019-1A, Class B, 3-month LIBOR + 2.150%, 2.323%, 7/23/2032, 144A (a)(d)	354,895
405,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A (d)	404,996
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 2.700%, 2.882%, 4/15/2031, 144A (a)(d)	1,931,669
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3-month LIBOR + 2.950%, 3.138%, 7/20/2031, 144A (d)	254,997

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.934%, 4/15/2034, 144A (d)	$1,843,216
285,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.738%, 7/20/2027, 144A (d)	285,139
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.438%, 4/20/2034, 144A (d)	251,579
735,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.434%, 4/20/2034, 144A (d)	734,990
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.091%, 4/20/2034, 144A (d)	570,601
350,000	York CLO-6 Ltd., Series 2019-1A, Class D, 3-month LIBOR + 4.000%, 4.184%, 7/22/2032, 144A (d)	350,265

	Total Collateralized Loan Obligations (Identified Cost $23,197,519)	23,204,613

Shares
Common Stocks – 9.0%
	Aerospace & Defense – 0.2%
3,778	Lockheed Martin Corp.	1,429,406

	Air Freight & Logistics – 0.3%
7,277	United Parcel Service, Inc., Class B	1,513,398

	Beverages – 0.2%
26,248	Coca-Cola Co. (The)	1,420,279

	Capital Markets – 0.5%
1,700	BlackRock, Inc.	1,487,449
17,028	Morgan Stanley	1,561,297

		3,048,746

	Chemicals – 0.5%
159,649	Hexion Holdings Corp., Class B(h)	2,953,506

	Communications Equipment – 0.2%
27,113	Cisco Systems, Inc.	1,436,989

	Electric Utilities – 0.5%
14,358	Duke Energy Corp.	1,417,422
19,108	NextEra Energy, Inc.	1,400,234

		2,817,656

	Food & Staples Retailing – 0.3%
10,398	Walmart, Inc.	1,466,326

	Health Care Equipment & Supplies – 0.2%
12,372	Abbott Laboratories	1,434,286

	Health Care Providers & Services – 0.5%
3,770	Anthem, Inc.	1,439,386
3,706	UnitedHealth Group, Inc.	1,484,031

		2,923,417

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 0.3%
13,029	Starbucks Corp.	$1,456,772

	Household Products – 0.2%
10,612	Procter & Gamble Co. (The)	1,431,877

	Insurance – 0.3%
15,023	Progressive Corp. (The)	1,475,409

	IT Services – 0.5%
4,886	Accenture PLC, Class A	1,440,344
7,266	Automatic Data Processing, Inc.	1,443,173

		2,883,517

	Machinery – 0.2%
4,040	Deere & Co.	1,424,948

	Media – 0.4%
25,596	Comcast Corp., Class A	1,459,484
40,019	iHeartMedia, Inc., Class A(h)	1,077,712

		2,537,196

	Metals & Mining – 0.3%
22,728	Newmont Corp.	1,440,501

	Oil, Gas & Consumable Fuels – 0.7%
939	Battalion Oil Corp.(h)	12,583
13,809	Chevron Corp.	1,446,355
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)(f)(h)	130,130
16,122	Whiting Petroleum Corp.(h)	879,455
56,911	Williams Cos., Inc. (The)	1,510,987

		3,979,510

	Pharmaceuticals – 0.8%
21,626	Bristol-Myers Squibb Co.	1,445,049
8,755	Johnson & Johnson	1,442,299
18,520	Merck & Co., Inc.	1,440,300
1,918	Organon & Co.(h)	58,039

		4,385,687

	REITs – Diversified – 0.3%
5,467	American Tower Corp.	1,476,855

	Road & Rail – 0.2%
6,520	Union Pacific Corp.	1,433,944

	Software – 0.3%
5,558	Microsoft Corp.	1,505,662

	Specialty Retail – 0.3%
4,569	Home Depot, Inc. (The)	1,457,008

	Technology Hardware, Storage & Peripherals – 0.3%
10,654	Apple, Inc.	1,459,172

Shares	Description	Value (†)
Common Stocks – continued
	Wireless Telecommunication Services – 0.5%
19,801	T-Mobile US, Inc.(h)	$2,867,779

	Total Common Stocks (Identified Cost $58,824,518)	51,659,846

Preferred Stocks – 2.2%
Convertible Preferred Stocks – 2.1%
	Banking – 1.0%
3,118	Bank of America Corp., Series L, 7.250%	4,415,088
834	Wells Fargo & Co., Class A, Series L, 7.500%	1,272,859

		5,687,947

	Healthcare – 0.1%
4,910	Boston Scientific Corp., Series A, 5.500%	569,855

	Midstream – 0.5%
63,023	El Paso Energy Capital Trust I, 4.750%	3,166,906

	Technology – 0.2%
11,216	Clarivate PLC, Series A, 5.250%	1,174,315

	Wireless – 0.3%
1,413	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(i)	1,780,493

	Total Convertible Preferred Stocks (Identified Cost $10,026,561)	12,379,516

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	485,680

	Total Preferred Stocks (Identified Cost $10,272,903)	12,865,196

Principal Amount (‡)
Short-Term Investments – 3.8%
108,455,094	Central Bank of Iceland, 0.000%, (ISK)(d)(o)	876,688
20,929,119	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $20,929,119 on 7/01/2021 collateralized by $18,774,500 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $21,347,811 including accrued interest(p)	20,929,119
	Total Short-Term Investments (Identified Cost $21,811,872)	21,805,807
	Total Investments – 97.9% (Identified Cost $557,543,751)	562,204,425

	Other assets less liabilities – 2.1%	12,046,045

	Net Assets – 100.0%	$574,250,470

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 4,118,666	0.7%	$1,789,613	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.
(d)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(e)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $1,789,613 or 0.3% of net assets.
(f)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$1,262,800	$1,136,520	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	573,618	430,213	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	92,750	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	130,130	Less than 0.1%

(g)	Illiquid security.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $4,118,666 or 0.7% of net assets.
(j)	Perpetual bond with no specified maturity date.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Security callable by issuer at any time. No specified maturity date.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $210,205,692 or 36.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
INR	Indian Rupee
ISK	Icelandic Krona
MXN	Mexican Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	522$	75,710,905	$76,840,031	$(1,129,126)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$22,221,668	$1,405,000	(a)	$23,626,668
ABS Other	—	14,498,885	1,659,483	(b)	16,158,368
Property & Casualty Insurance	—	—	478,813	(a)	478,813
All Other Non-Convertible Bonds*	—	380,264,705	—		380,264,705

Total Non-Convertible Bonds	—	416,985,258	3,543,296		420,528,554

Convertible Bonds*	—	24,453,685	—		24,453,685
Municipals*	—	4,186,165	—		4,186,165

Total Bonds and Notes	—	445,625,108	3,543,296		449,168,404

Senior Loans*	—	3,500,559	—		3,500,559
Collateralized Loan Obligations	—	23,204,613	—		23,204,613
Common Stocks
Chemicals	—	2,953,506	—		2,953,506
Oil, Gas & Consumable Fuels	3,849,380	—	130,130	(b)	3,979,510
All Other Common Stocks*	44,726,830	—	—		44,726,830

Total Common Stocks	48,576,210	2,953,506	130,130		51,659,846

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,780,493	—		1,780,493
All Other Convertible Preferred Stocks*	10,599,023	—	—		10,599,023

Total Convertible Preferred Stocks	10,599,023	1,780,493	—		12,379,516

Non-Convertible Preferred Stocks*	—	485,680	—		485,680

Total Preferred Stocks	10,599,023	2,266,173	—		12,865,196

Short-Term Investments	—	21,805,807	—		21,805,807

Total	$59,175,233	$499,355,766	$3,673,426		$562,204,425

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,129,126)	$—	$—	$(1,129,126)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—		$—	$—	$—	$1,405,000	$—	$—	$—	$1,405,000	$—
ABS Other	859,618	(a)	—	—	1,111,707	76,341	—	—	(388,183)	1,659,483	1,111,707
Finance Companies	96,284		—	—	—	—	—	—	(96,284)	—	—
Property & Casualty Insurance	—		4,418	—	(96,105)	—	—	570,500	—	478,813	(96,105)
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	(73,304)	120,124	—	—	83,310	—	130,130	46,820
Preferred Stocks
Energy	—	(a)	—	(2,712,567)	2,712,567	—	—	—	—	—	—

Total	$955,902		$4,418	$(2,785,871)	$3,848,293	$1,481,341	$—	$653,810	$(484,467)	$3,673,426	$1,062,422

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $388,183 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $96,284 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $570,500 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $83,310 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2021:

Unrealized
depreciation on
Liabilities_	futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(1,129,126)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 1,548,668	$1,548,668

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	11.7%
Finance Companies	6.2
Banking	4.5
Cable Satellite	4.5
ABS Home Equity	4.1
Metals & Mining	3.4
Aerospace & Defense	3.1
Wireless	2.8
ABS Other	2.8
ABS Car Loan	2.7
Technology	2.7
Airlines	2.5
Consumer Cyclical Services	2.4
Independent Energy	2.4
Pharmaceuticals	2.1
Other Investments, less than 2% each	32.1
Collateralized Loan Obligations	4.1
Short-Term Investments	3.8

Total Investments	97.9
Other assets less liabilities (including futures contracts)	2.1

Net Assets	100.0%